CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Net sales	$ 24,285	$ 26,149	$ 27,831
Finance, interest and other income	1,747	1,930	1,875
Total Revenues	26,032	28,079	29,706
Costs and Expenses
Cost of goods sold	21,327	21,832	22,958
Selling, general and administrative expenses	2,155	2,216	2,351
Research and development expenses	932	1,030	1,061
Restructuring expenses	49	109	61
Interest expense	678	798	812
Goodwill impairment charge	585	0	0
Other, net	811	924	997
Total Costs and Expenses	26,537	26,909	28,240
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(505)	1,170	1,466
Income tax benefit (expense)	50	271	(417)
Equity in income of unconsolidated subsidiaries and affiliates	17	13	50
Net income (loss)	(438)	1,454	1,099
Net income attributable to noncontrolling interests	55	32	31
Net income (loss) attributable to CNH Industrial N.V.	$ (493)	$ 1,422	$ 1,068
Earnings (loss) per share attributable to common shareholders
Basic (in usd per share)	$ (0.36)	$ 1.05	$ 0.79
Diluted (in usd per share)	(0.36)	1.05	0.78
Cash dividends declared per common share (in usd per share)	$ 0	$ 0.203	$ 0.173